Property and Equipment (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
IMAC Regeneration Center of St. Louis, LLC [Member]
Depreciation and amortization	$ 39,036	$ 27,104	$ 134,563	$ 70,979